RELATED PARTY BALANCES AND TRANSACTIONS - Due from related party - noncurrent (Details ) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent	¥ 0	$ 0	¥ 42,246
Linze Origin Seed Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent			¥ 42,246